Receivables, net and Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Receivables, net and Contract assets and liabilities
Receivables, net	December 31, ($ in millions) 2020 2019 Trade receivables 6,417 5,967 Other receivables 760 695 Allowance (357) (228) Total 6,820 6,434
Reconciliation of changes in allowance for doubtful accounts
($ in millions) 2020 2019 2018
Balance at January 1, 228 219 202
Transition adjustment 56 — —
Current-period provision for expected credit losses 115 31 50
Write-offs charged

against the allowance
(42) (19) (17)
Exchange rate differences

— (3) (16)
Balance at December 31, 357 228 219

Information about contract assets and contract liabilities	($ in millions) 2020 2019 2018 Contract assets 985 1,025 1,082 Contract liabilities 1,903 1,719 1,707
Significant changes in contract assets and contract liabilities
2020 2019
Contract Contract Contract Contract
($ in millions) assets liabilities assets liabilities
Revenue recognized, which was included in the Contract liabilities balance at January 1, 2020/2019 (1,011) (1,158)
Additions to Contract liabilities - excluding amounts recognized as
revenue during the period 1,129 1,255
Receivables recognized that were included in the Contract

assets
balance at January 1, 2020/2019 (680) (786)